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                         THE MUNDER FUNDS, INC. ("MFI")
                         THE MUNDER FUNDS TRUST ("MFT")
                   THE MUNDER FRAMLINGTON FUNDS TRUST ("MFR")

Munder Balanced Fund
Munder Bond Fund
Munder Cash Investment Fund
Munder Emerging Markets Fund
Munder Future Technology Fund
Munder Healthcare Fund
Munder Index 500 Fund
Munder Intermediate Bond Fund
Munder International Bond Fund
Munder International Equity Fund
Munder International Growth Fund
Munder Large-Cap Value Fund
Munder Michigan Tax-Free Bond Fund
Munder Micro-Cap Equity Fund
Munder MidCap Select Fund
Munder Multi-Season Growth Fund
Munder NetNet Fund
Munder Power Plus Fund
Munder Real Estate Equity Investment Fund
Munder Small Company Growth Fund
Munder Small-Cap Value Fund
Munder Tax-Free Bond Fund
Munder Tax-Free Money Market Fund
Munder Tax-Free Short-Intermediate Bond Fund
Munder U.S. Government Income Fund
Munder U.S. Treasury Money Market Fund


                         Supplement Dated April 30, 2003
          to Statement of Additional Information Dated October 31, 2002

A Special Meeting of the Shareholders ("Meeting") of MFI, MFT and MFR was held on April 28, 2003. At the Meeting, the shareholders of the Funds of MFI, MFT and MFR elected John Engler as a director/trustee of the Funds of MFI, MFT and MFR. Therefore, under the heading of "Management of the Funds-Directors/Trustees and Officers" which begins on page 35 of the Statement of Additional Information the section is hereby supplemented with the following information:

------------------------------ ------------- ------------- ------------------------------ ------------------ ---------------------
                                                                                              Number of
                                             Term of                                        Portfolios in
Name,                          Position(s)   Office and    Principal Occupation(s)          Fund Complex     Other
Address                        with MFI,     Length of     During                            Overseen by     Directorships
and Age                        MFT and MFR   Time Served   Past 5 Years                   Director/Trustee   Held by Trustee
------------------------------ ------------- ------------- ------------------------------ ------------------ ---------------------
Non-Interested
Director/Trustee
------------------------------ ------------- ------------- ------------------------------ ------------------ ---------------------
John Engler                    Director/     Indefinite*   President of State and Local          32          Universal Forest
c/o The Munder Funds           Trustee       since 4/03    Government/Vice President of                      Products, Inc.
480 Pierce Street                                          Government Solutions for                          (manufacturer and
Suite 300                                                  North America, Electronic                         distributor of
Birmingham, MI 48009                                       Data Systems Corp. (computer                      lumber products)
Age 54.                                                    services) (since 1/03);                           (since 1/03);
                                                           Governor of the State of                          Northwest Airlines
                                                           Michigan (1/91 to 1/03);                          (since 1/03).
                                                           Trustee, @Vantage (since
                                                           4/03).
------------------------------ ------------- ------------- ------------------------------ ------------------ ---------------------

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*The Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the respective By-Laws of MFI, MFT and MFR, any Director/Trustee shall retire as Director/Trustee at the end of the calendar year in which the Director/Trustee attains the age of 72 years.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUPSAI403